Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended			12 Months Ended								66 Months Ended	102 Months Ended	108 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2003	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2008	Dec. 31, 2011	Jun. 30, 2012
Quarterly Financial Data (Unaudited) [Abstract]
Research and development expense	$ 2,789	$ 3,714	$ 2,837	$ 3,397	$ 3,345	$ 2,743	$ 3,543	$ 3,253	$ 3,316	$ 5,483	$ 6,742		$ 13,293	$ 12,855	$ 17,948						$ 73,761	$ 117,857	$ 123,340
Numerator for basic and diluted et income (loss) per share - net (loss) income attributable to common stockholders	$ (3,319)	$ (13,970)	$ (960)	$ 2,898	$ (7,029)	$ (5,945)	$ (6,715)	$ (6,505)	$ (6,435)	$ (8,268)	$ (4,131)	$ (1,032)	$ (19,061)	$ (25,600)	$ (29,845)	$ (42,393)	$ (30,988)	$ (20,873)	$ (9,627)	$ (2,438)	$ (107,351)	$ (181,857)	$ (190,125)
Per common share information [Abstract]
Basic and diluted net (loss) income per share		$ (5.90)	$ (0.40)	$ 1.21	$ (4.50)	$ (4.80)	$ (5.40)	$ (6.10)	$ (143.30)				$ (0.88)	$ (3.22)	$ (62.95)